CASH AND CASH EQUIVALENTS (Details 1) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents		$ 52,299	$ 70,299
Mutual funds investment [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents		52,299	70,299
Mutual funds investment [Member] | AAAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents		620	2,270
Mutual funds investment [Member] | AAfm [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents		10,317	60,254
Mutual funds investment [Member] | No Classification [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	[1]	$ 41,362	$ 7,775

[1]	Correspond to mutual funds whose local classification applies a methodology different from that used for the other mutual funds in which the Company invests. Nevertheless, these funds meet the definition of cash equivalents, as they are subject to an insignificant risk of changes in value.